Consolidated Statements Of Changes In Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements Of Changes In Shareholders' Equity [Abstract]
Dividends declared per share	$ 0.6	$ 0.56	$ 0.56
Other comprehensive income ( loss), tax	$ 2,482	$ 84	$ 582